                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /    (a)

   or fiscal year ending:           12/31/05  (b)

Is this a transition report?: (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.     Registrant Name:  American General Life Insurance Company Separate Account VL-R

    B.     File Number:      811-08561

    C.     Telephone Number: (713) 831-3504

2.  A.     Street:           2727-A Allen Parkway

    B.     City: Houston    C. State: TX    D. Zip Code: 77019    Zip Ext: 2191

    E.     Foreign Country:                 Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)                  N

4.  Is this the last filing on this form by Registrant? (Y/N)                   N

5.  Is Registrant a small business investment company (SBIC)?(Y/N)
    [If answer is "Y" (Yes), complete only items 89 through 110.]               N

6.  Is Registrant a unit investment trust (UIT)?(Y/N)
    [If answer is "Y" (Yes) complete only items 111 through 132.]               Y

7.  A.     Is Registrant a series or multiple portfolio company?(Y/N)
           [If answer is "N" (No), go to item 8.]

    B.     How many separate series or portfolios did Registrant
           have at the end of the period                                        ________


                                      01                      SEC 2100(10-93)

For period ending    12/31/05        If filing more than one
                                     Page 47, "X" box: [ ]
File number 811-     08561

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name: American General Life Insurance Company

     B.  [/] File Number (If any):____________________________________________________

     C.  [/] City: Houston         State: TX     Zip Code: 77019     Zip Ext.:________

         [/] Foreign Country:______________      Foreign Postal Code:_________________

111. A.  [/] Depositor Name:__________________________________________________________

     B.  [/] File Number (If any):____________________________________________________

     C.  [/] City:___________      State:_____   Zip Code:_________  Zip Ext.:________

         [/] Foreign Country:______________      Foreign Postal Code:_________________

112. A.  [/] Sponsor Name: American General Life Insurance Company

     B.  [/] File Number (If any):____________________________________________________

     C.  [/] City: Houston         State: TX     Zip Code: 77019     Zip Ext.:________

         [/] Foreign Country:______________      Foreign Postal Code:_________________

112. A.  [/] Sponsor Name:____________________________________________________________

     B.  [/] File Number (If any):____________________________________________________

     C.  [/] City:___________      State:_____   Zip Code:_________  Zip Ext.:________

         [/] Foreign Country:______________      Foreign Postal Code:_________________

For period ending    12/31/05                        If filing more than one
                                                     Page 48, "X" box: [ ]
File number 811-     08561

113. A.  [/] Trustee Name: __________________________________________________________

     B.  [/] City:_______________ State:________ Zip Code:___________  Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

113. A.  [/] Trustee Name: __________________________________________________________

     B.  [/] City:_______________ State:________ Zip Code:___________  Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

114. A.  [/] Principal Underwriter Name: American General Equity Services Corporation

     B.  [/] File Number: 8-15847

     C.  [/] City Houston         State: TX      Zip Code: 77019       Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

114. A.  [/] Principal Underwriter Name: ____________________________________________

     B.  [/] File Number:_______________________

     C.  [/] City:_______________ State:________ Zip Code:___________  Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

115. A.  [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

     B.  [/] City: Houston        State: TX      Zip Code: 77002       Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

115. A.  [/] Independent Public Accountant Name: ____________________________________

     B.  [/] City:_______________ State:________ Zip Code:___________  Zip Ext.:_____

         [/] Foreign Country:___________________ Foreign Postal Code:________________

For period ending    12/31/05        If filing more than one
                                     Page 49, "X" box: [ ]
File number 811-     08561

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?(Y/N)                   Y
                                                                                           _____
                                                                                            Y/N
     B.  [/]  Identify the family in 10 letters AGLSEPACCT

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company?(Y/N)                 Y
                                                                                           _____
                                                                                            Y/N
     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts?(Y/N)                                               N
                                                                                           _____
                                                                                            Y/N

     C.  [/]  Scheduled premium variable life contracts?(Y/N)                                N
                                                                                           _____
                                                                                            Y/N

     D.  [/]  Flexible premium variable life contracts?(Y/N)                                 Y
                                                                                           _____
                                                                                            Y/N

     E.  [/]  Other types of insurance products registered under the Securities Act
              of 1933?(Y/N)                                                                  N
                                                                                           _____
                                                                                            Y/N

118: [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933                              1

119. [/] State the number of new series for which registration statements under the
         Securities Act of 1933 became effective during the period                           0

120. [/] State the total value of the portfolio securities on the date of deposit for
         the new series included in item 119($000's omitted)                               $ 0

121. [/] State the number of series for which a current prospectus was in existence
         at the end of the period                                                            1

122. [/] State the number of existing series for which additional units were
         registered under the Securities Act of 1933 during the current period               0

For period ending    12/31/05                        If filing more than one
                                                     Page 50, "X" box: [ ]
File number 811-     08561

123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)              $     0

124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)              $     0

125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                                $ 3,897

126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)       $     0

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of   Total Assets     Total Income
                                                      Series       ($000's       Distributions
                                                     Investing     omitted)     ($000's omitted)
                                                     ---------   ------------   ----------------
A.  U.S. Treasury direct issue                       ________    $  ________        $  _____

B.  U.S. Government agency                           ________    $  ________        $  _____

C.  State and municipal tax-free                     ________    $  ________        $  _____

D.  Public utility debt                              ________    $  ________        $  _____

E.  Brokers or dealers debt or debt of brokers' or
    dealers' parent                                  ________    $  ________        $  _____

F.  All other corporate intermed. & long-term debt   ________    $  ________        $  _____

G.  All other corporate short-term debt              ________    $  ________        $  _____

H.  Equity securities of brokers or dealers or
    parents of brokers or dealers                    ________    $  ________        $  _____

I.  Investment company equity securities             ________    $  ________        $  _____

J.  All other equity securities                         1        $   439,355        $  6,748

K.  Other securities                                 ________    $  ________        $  _____

L.  Total assets of all series of registrant            1        $   439,355        $  6,748

For period ending    12/31/05        If filing more than one
                                     Page 51, "X" box: [ ]
File number 811-     08561

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer?(Y/N)          N
                                                                   ________
                                                                     Y/N
         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period?(Y/N)        ________
                                                                     Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees?(Y/N)                                          ________
                                                                     Y/N
131. [/] Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)      $  2,824

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

    811-________   811-________   811-________   811-________   811-________

                                  SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 24th day of February, 2006.

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                 (Name of Registrant)

BY:          AMERICAN GENERAL LIFE INSURANCE COMPANY
                 (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.        Witness: /s/ LAUREN W. JONES
    --------------------------                 -----------------------
    Robert F. Herbert, Jr.                     Lauren W. Jones
    Senior Vice President,                     Assistant Secretary
    Treasurer & Controller                     American General Life
    American General Life                      Insurance Company
    Insurance Company